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    SUPPLEMENT TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST
                         INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

Effective immediately, the portion of the portfolio's net assets that can be invested in emerging markets has been increased from 10% to 15%.

Dated: February 28, 2003                                           TRINF-16-0203
                                                                         2003-04